T. ROWE PRICE SMALL-MID CAP ETF

September 30, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.6%
COMMUNICATION SERVICES 1.3%
Interactive Media & Services 0.2%
Reddit, Class A (1)	7,441	490
		490
Media 1.1%
News, Class B	27,317	764
Nexstar Media Group	4,527	749
Stagwell (1)	100,499	705
		2,218
Total Communication Services		2,708
CONSUMER DISCRETIONARY 12.6%
Automobile Components 1.2%
Autoliv	5,159	481
Patrick Industries	8,527	1,214
Phinia	17,244	794
		2,489
Broadline Retail 0.2%
Ollie's Bargain Outlet Holdings (1)	4,227	411
		411
Diversified Consumer Services 2.3%
Bright Horizons Family Solutions (1)	9,942	1,393
Duolingo (1)	3,621	1,021
Frontdoor (1)	12,161	584
Perdoceo Education	19,000	423
Service International	6,870	542
Stride (1)	10,301	879
		4,842
Hotels, Restaurants & Leisure 4.1%
Aramark	15,585	604
Churchill Downs	4,018	543
Domino's Pizza	1,928	829
DraftKings (1)	21,434	840
Everi Holdings (1)	47,407	623
Norwegian Cruise Line Holdings (1)	38,507	790
Planet Fitness, Class A (1)	10,780	875
Texas Roadhouse	2,433	430
Travel Leisure	18,593	857
Viking Holdings (1)	8,328	291
Wingstop	2,569	1,069

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Wynn Resorts	11,445	1,097
		8,848
Household Durables 1.2%
NVR (1)	91	893
Toll Brothers	8,431	1,302
TopBuild (1)	1,204	490
		2,685
Specialty Retail 2.1%
Bath & Body Works	25,447	812
Burlington Stores (1)	4,368	1,151
Carvana (1)	6,140	1,069
Floor & Decor Holdings, Class A (1)	6,766	840
Ulta Beauty (1)	1,850	720
		4,592
Textiles, Apparel & Luxury Goods 1.5%
On Holding, Class A (1)(2)	8,866	445
Ralph Lauren	6,978	1,353
Steven Madden	12,972	635
VF	41,725	832
		3,265
Total Consumer Discretionary		27,132
CONSUMER STAPLES 2.3%
Beverages 0.2%
Celsius Holdings (1)	15,044	472
		472
Consumer Staples Distribution & Retail 1.1%
BJ's Wholesale Club Holdings (1)	7,409	611
Casey's General Stores	1,474	554
Performance Food Group (1)	6,849	537
US Foods Holding (1)	11,365	699
		2,401
Food Products 0.7%
Dole	42,902	699
Flowers Foods	31,050	716
		1,415
Personal Care Products 0.3%
elf Beauty (1)	5,223	569
		569
Total Consumer Staples		4,857

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
ENERGY 5.0%
Energy Equipment & Services 2.7%
Expro Group Holdings (1)	65,205	1,120
Noble	7,108	257
Oil States International (1)	106,551	490
Select Water Solutions	29,371	327
TechnipFMC	101,107	2,652
Tidewater (1)	6,515	468
Weatherford International	5,493	466
		5,780
Oil, Gas & Consumable Fuels 2.3%
Chesapeake Energy	12,302	1,012
Permian Resources	56,784	773
Range Resources	30,467	937
Scorpio Tankers	15,857	1,131
Southwestern Energy (1)	59,262	421
Viper Energy	18,202	821
		5,095
Total Energy		10,875
FINANCIALS 17.6%
Banks 5.8%
Amalgamated Financial	9,921	311
East West Bancorp	12,577	1,041
Fifth Third Bancorp	17,636	756
First BanCorp/Puerto Rico	52,643	1,114
Hanmi Financial	22,315	415
Huntington Bancshares	82,550	1,213
Metropolitan Bank Holding (1)	9,790	515
OFG Bancorp	13,294	597
Popular	24,453	2,452
Webster Financial	36,814	1,716
Western Alliance Bancorp	28,709	2,483
		12,613
Capital Markets 2.1%
Cboe Global Markets	2,385	488
LPL Financial Holdings	2,507	583
Main Street Capital	13,161	660
Morningstar	2,995	956
Open Lending (1)	75,484	462
StepStone Group, Class A	9,804	557
Tradeweb Markets, Class A	2,967	367
Virtus Investment Partners	2,611	547
		4,620

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Consumer Finance 0.5%
OneMain Holdings	20,819	980
		980
Financial Services 5.6%
Banco Latinoamericano de Comercio Exterior, Class E	30,327	985
Corebridge Financial	43,169	1,259
Corpay (1)	8,500	2,659
Equitable Holdings	23,591	992
Essent Group	4,391	282
Euronet Worldwide (1)	4,950	491
Mr Cooper Group (1)	10,982	1,012
Payoneer Global (1)	78,591	592
Toast, Class A (1)(2)	32,460	919
Voya Financial	18,315	1,451
Western Union	111,592	1,331
		11,973
Insurance 2.9%
Everest Re Group	2,213	867
Hanover Insurance Group	2,901	430
Hartford Financial Services Group	2,688	316
Kemper	11,294	692
Reinsurance Group of America	4,996	1,088
RenaissanceRe Holdings	7,499	2,043
Skyward Specialty Insurance Group (1)	16,527	673
TWFG (1)	4,628	126
		6,235
Mortgage Real Estate Investment Trusts 0.7%
Annaly Capital Management, REIT	47,216	947
Rithm Capital, REIT	53,366	606
		1,553
Total Financials		37,974
HEALTH CARE 14.0%
Biotechnology 6.4%
ACADIA Pharmaceuticals (1)	15,561	239
Akero Therapeutics (1)	8,579	246
Alkermes (1)	15,827	443
Ascendis Pharma, ADR (1)	1,773	265
Avidity Biosciences (1)	16,143	741
BeiGene, ADR (1)(2)	1,702	382
Biohaven (1)	10,197	510
Blueprint Medicines (1)	7,381	683
Celldex Therapeutics (1)	7,163	243
Crinetics Pharmaceuticals (1)	9,568	489

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Exact Sciences (1)	14,097	960
Ideaya Biosciences (1)	6,490	206
Insmed (1)	17,274	1,261
Intellia Therapeutics (1)	11,227	231
Ionis Pharmaceuticals (1)	6,128	245
Kymera Therapeutics (1)	11,443	542
Legend Biotech, ADR (1)	8,080	394
Madrigal Pharmaceuticals (1)	1,106	235
MoonLake Immunotherapeutics (1)	4,213	212
Natera (1)	4,280	543
Neurocrine Biosciences (1)	5,421	625
Nurix Therapeutics (1)	12,989	292
Praxis Precision Medicines (1)	3,325	191
Prothena (1)	8,897	149
Replimune Group (1)	31,561	346
REVOLUTION Medicines (1)	11,468	520
Rocket Pharmaceuticals (1)	9,679	179
Sarepta Therapeutics (1)	2,770	346
Scholar Rock Holding (1)	16,567	133
Soleno Therapeutics (1)	2,391	121
SpringWorks Therapeutics (1)	2,908	93
Ultragenyx Pharmaceutical (1)	7,108	395
Vaxcyte (1)	6,358	726
Vera Therapeutics (1)	7,998	353
Xencor (1)	13,106	264
		13,803
Health Care Equipment & Supplies 1.1%
Dentsply Sirona	11,861	321
Hologic (1)	10,464	853
Teleflex	5,297	1,310
		2,484
Health Care Providers & Services 4.1%
Encompass Health	10,045	971
Molina Healthcare (1)	1,892	652
Option Care Health (1)	37,175	1,163
Select Medical Holdings	83,594	2,915
Tenet Healthcare (1)	14,616	2,429
Universal Health Services, Class B	3,178	728
		8,858
Life Sciences Tools & Services 1.0%
Bio-Techne	7,462	597
Charles River Laboratories International (1)	2,402	473
Repligen (1)	3,099	461
Revvity	5,286	675
		2,206

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Pharmaceuticals 1.4%
Catalent (1)	8,186	496
Elanco Animal Health (1)	38,796	570
Pliant Therapeutics (1)	12,382	138
Prestige Consumer Healthcare (1)	4,991	360
Structure Therapeutics, ADR (1)(2)	6,173	271
Viatris	93,024	1,080
		2,915
Total Health Care		30,266
INDUSTRIALS & BUSINESS SERVICES 19.9%
Aerospace & Defense 3.0%
BWX Technologies	3,196	347
Curtiss-Wright	3,214	1,056
Howmet Aerospace	6,163	618
Huntington Ingalls Industries	6,154	1,627
Loar Holdings (1)	3,903	291
Textron	28,558	2,530
		6,469
Building Products 1.6%
Armstrong World Industries	6,380	838
AZEK, Class A (1)	10,846	508
Builders FirstSource (1)	2,816	546
Owens Corning	3,715	656
Trex (1)	7,556	503
UFP Industries	3,560	467
		3,518
Commercial Services & Supplies 1.3%
Aris Water Solutions, Class A	12,574	212
Brink's	7,287	843
Clean Harbors (1)	4,259	1,029
GEO Group (1)	53,468	687
		2,771
Construction & Engineering 1.8%
AECOM	2,476	256
API Group (1)	31,334	1,035
Comfort Systems USA	907	354
EMCOR Group	2,702	1,163
WillScot Holdings (1)	27,734	1,043
		3,851
Electrical Equipment 1.3%
Acuity Brands	2,088	575
EnerSys	3,574	365
Hubbell	2,177	932

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Sensata Technologies Holding	27,377	982
		2,854
Ground Transportation 0.9%
Landstar System	3,187	602
Saia (1)	2,763	1,208
		1,810
Machinery 5.7%
AGCO	10,940	1,071
Atmus Filtration Technologies	43,929	1,649
Blue Bird (1)	10,932	524
Esab	16,430	1,747
Hillman Solutions (1)	25,603	270
Middleby (1)	6,858	954
Mueller Water Products, Class A	50,672	1,099
Stanley Black & Decker	28,093	3,094
Timken	10,767	907
Toro	11,191	971
		12,286
Marine Transportation 0.2%
Kirby (1)	3,509	430
		430
Passenger Airlines 0.4%
Copa Holdings, Class A	5,905	554
Southwest Airlines	12,994	385
		939
Professional Services 3.0%
FTI Consulting (1)	2,699	614
Korn Ferry	11,755	884
Leidos Holdings	8,540	1,392
Paylocity Holding (1)	3,078	508
SS&C Technologies Holdings	21,774	1,616
Upwork (1)	67,286	703
Verra Mobility (1)	28,623	796
		6,513
Trading Companies & Distributors 0.7%
BlueLinx Holdings (1)	1,727	182
SiteOne Landscape Supply (1)	7,909	1,194
		1,376
Total Industrials & Business Services		42,817
INFORMATION TECHNOLOGY 13.4%
Electronic Equipment, Instruments & Components 2.3%
Belden	10,889	1,275

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Celestica (1)	12,547	641
ePlus (1)	3,413	336
Jabil	7,523	902
Vontier	16,481	556
Zebra Technologies, Class A (1)	3,306	1,224
		4,934
IT Services 1.6%
Amdocs	7,603	665
ASGN (1)	6,454	602
Globant (1)	2,613	518
GoDaddy, Class A (1)	10,354	1,623
		3,408
Semiconductors & Semiconductor Equipment 2.4%
Entegris	9,886	1,112
Lattice Semiconductor (1)	8,401	446
MKS Instruments	23,526	2,558
Photronics (1)	21,757	539
SMART Global Holdings (1)	29,136	610
		5,265
Software 6.9%
A10 Networks	40,721	588
Appfolio, Class A (1)	696	164
Box (1)	16,131	528
Braze, Class A (1)	14,157	458
CommVault Systems (1)	2,096	322
Descartes Systems Group (1)	14,566	1,500
DocuSign (1)	24,778	1,538
Dynatrace (1)	34,927	1,868
Gen Digital	50,376	1,382
Manhattan Associates (1)	2,289	644
Monday.com (1)	3,919	1,089
Nutanix, Class A (1)	21,507	1,274
PTC (1)	4,327	782
Samsara, Class A (1)	22,029	1,060
Teradata (1)	9,937	301
Tyler Technologies (1)	1,662	970
Verint Systems (1)	17,660	447
		14,915
Technology Hardware, Storage & Peripherals 0.2%
Western Digital (1)	5,467	374
		374
Total Information Technology		28,896

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
MATERIALS 4.7%
Chemicals 2.1%
Avient	6,687	337
CF Industries Holdings	13,197	1,132
FMC	13,425	885
Minerals Technologies	6,579	508
RPM International	13,681	1,655
		4,517
Construction Materials 0.5%
Summit Materials, Class A (1)	27,402	1,069
		1,069
Containers & Packaging 0.4%
Avery Dennison	1,565	346
Berry Global Group	8,768	596
		942
Metals & Mining 1.2%
Reliance Steel & Aluminum	4,582	1,325
Steel Dynamics	9,301	1,173
		2,498
Paper & Forest Products 0.5%
Louisiana-Pacific	6,068	652
West Fraser Timber	4,742	462
		1,114
Total Materials		10,140
REAL ESTATE 6.6%
Diversified REITs 0.2%
Armada Hoffler Properties, REIT	35,472	384
		384
Health Care REITs 0.1%
Global Medical REIT, REIT	31,693	314
		314
Hotel & Resort REITs 0.8%
DiamondRock Hospitality, REIT	78,197	683
Host Hotels & Resorts, REIT	30,704	540
Park Hotels & Resorts, REIT	29,836	421
		1,644
Industrial REITs 0.8%
Rexford Industrial Realty, REIT	35,838	1,803
		1,803

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Office REITs 0.8%
Kilroy Realty, REIT	14,440	559
Vornado Realty Trust, REIT	31,603	1,245
		1,804
Residential REITs 0.9%
Equity LifeStyle Properties, REIT	7,738	552
Essex Property Trust, REIT	1,629	481
Sun Communities, REIT	6,060	819
		1,852
Retail REITs 1.0%
Brixmor Property Group, REIT	33,146	923
Regency Centers, REIT	10,785	779
Saul Centers, REIT	8,214	345
		2,047
Specialized REITs 2.0%
CubeSmart, REIT	23,643	1,273
EPR Properties, REIT	9,058	444
Lamar Advertising, Class A, REIT	12,752	1,704
Rayonier, REIT	26,425	850
		4,271
Total Real Estate		14,119
UTILITIES 2.2%
Electric Utilities 0.5%
Evergy	6,937	430
Portland General Electric	13,722	658
		1,088
Gas Utilities 0.2%
National Fuel Gas	6,857	416
		416
Independent Power & Renewable Electricity Producer 0.2%
Clearway Energy, Class C	14,225	436
		436
Multi-Utilities 1.3%
Ameren	9,559	836
CenterPoint Energy	11,095	326
NiSource	36,815	1,276
NorthWestern	7,064	404
		2,842
Total Utilities		4,782
Total Common Stocks (Cost $193,130)		214,566

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, 4.94% (3)	778,568	779
Total Short-Term Investments (Cost $779)		779
SECURITIES LENDING COLLATERAL 0.5%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4)	1,147,981	1,148
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		1,148
Total Securities Lending Collateral (Cost $1,148)		1,148
Total Investments in Securities 100.5% of Net Assets (Cost $195,057)		$216,493
Other Assets Less Liabilities (0.5%)		(1,057)
Net Assets 100.0%		$215,436

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at September 30, 2024.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE SMALL-MID CAP ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 9/30/24
T. Rowe Price Government Reserve Fund	$—	¤	¤	$1,148
	Total			$1,148^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,148.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Small-Mid Cap ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE SMALL-MID CAP ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1075-054Q3
09/24